Note 6 - Fair Value Measurements - Assets Measured at Fair Value on Nonrecurring Basis (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Impairment, Long-Lived Asset, Held-for-Use, Total		$ 3,762,915	$ 0
Goodwill, Impairment Loss	$ 2,254,624	6,460,168	0
Fair Value, Nonrecurring [Member]
Intangible assets		3,649,193	0
Impairment of Right of Use Assets		113,722	0
Impairment, Long-Lived Asset, Held-for-Use, Total		3,762,915	0
Goodwill, Impairment Loss		6,460,168	0
Total		$ 10,223,083	$ 0